ENVIRONMENTAL AND NATURAL RESOURCE DAMAGE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Environmental Remediation Obligations [Abstract]
Schedule of Environmental Loss Contingencies by Site
Changes in environmental and NRD liabilities from December 31, 2023 to December 31, 2024 are shown below:

Port Gamble, WA
Non-current portion at December 31, 2023	$4,785
Plus: Current portion	11,793
Total Balance at December 31, 2023	16,578
Expenditures charged to liabilities	(12,082)
Increase in liabilities	3,397
Total Balance at December 31, 2024	7,893
Less: Current portion	(4,283)
Non-current portion at December 31, 2024	$3,610